Quarterly Holdings Report
for
Fidelity® Connecticut Municipal Income Fund
February 28, 2026
CTF-NPRT1-0426
1.814091.121
Municipal Securities - 90.9%
	Principal Amount (a)	Value ($)
Connecticut - 88.0%
Education - 11.2%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2036	250,000	258,485
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2037	260,000	266,640
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2041	1,195,000	1,196,355
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2030	100,000	110,992
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2031	100,000	113,014
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2032	255,000	292,353
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2033	150,000	174,290
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2034	100,000	117,544
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2035	100,000	118,501
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2036	200,000	234,611
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2037	210,000	244,288
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2038	175,000	202,423
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2039	500,000	575,166
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2040	300,000	342,963
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2041	350,000	398,563
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2042	300,000	338,018
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2043	375,000	417,773
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2044	370,000	407,811
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2045	500,000	545,461
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5.3% 7/1/2047	1,000,000	1,090,440
Connecticut St Health & Edl Facs Auth Revenue (Quinnipiac University, CT Proj.) Series O, 5% 7/1/2034	1,175,000	1,379,223
Connecticut St Health & Edl Facs Auth Revenue (Quinnipiac University, CT Proj.) Series O, 5% 7/1/2035	1,000,000	1,180,495
Connecticut St Health & Edl Facs Auth Revenue (Quinnipiac University, CT Proj.) Series O, 5% 7/1/2036	375,000	438,556
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2036	1,000,000	1,082,920
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2037	1,750,000	1,885,769
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2039	2,830,000	3,029,349
Connecticut St Health & Edl Facs Auth Revenue (Taft School, CT Proj.) 3% 7/1/2041	1,340,000	1,229,701
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2037	1,000,000	1,078,246
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2038	1,045,000	1,122,311
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2039	1,595,000	1,706,418
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2040	1,125,000	1,199,606
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	1,850,000	1,692,036
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2027	430,000	436,156
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2031	500,000	513,993
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2032	550,000	564,081
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2033	720,000	735,782
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2034	675,000	688,383
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) 5% 7/1/2030	2,400,000	2,479,546
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) 5% 7/1/2031	1,825,000	1,884,396
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) 5% 7/1/2032	1,000,000	1,031,488
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	80,000	82,612
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	1,150,000	1,187,594
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	350,000	361,434
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2030	1,100,000	1,135,726
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2031	1,300,000	1,341,617
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2032	1,050,000	1,082,085
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2033	700,000	720,295
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2034	750,000	770,680
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	250,000	255,519
TOTAL EDUCATION		39,741,708
Escrowed/Pre-Refunded - 0.1%
Connecticut St Hr Ed Supp Loan Series 2020 D, 5% 11/15/2026 (Escrowed to Maturity)	180,000	183,522
New Haven CT Gen. Oblig. Series 2016 A, 5% 8/15/2027 (Pre-refunded to 8/15/2026 at 100)	35,000	35,449
TOTAL ESCROWED/PRE-REFUNDED		218,971
General Obligations - 44.5%
Branford CT Series 2019, 2.25% 10/15/2034	2,400,000	2,242,415
Bridgeport CT Gen. Oblig. Series 2019 A, 5% 2/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,074,129
Bridgeport CT Gen. Oblig. Series 2019 A, 5% 2/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,060,131
Bridgeport CT Gen. Oblig. Series 2019 A, 5% 2/1/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,053,355
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2038	800,000	825,380
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2041	1,050,000	1,061,478
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2046	375,000	357,281
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2051	575,000	523,468
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2035	450,000	499,053
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,151,353
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	300,000	353,802
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	250,000	292,527
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	775,000	899,319
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,143,867
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	300,000	340,752
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,000,000	1,124,017
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,250,000	1,377,184
Bridgeport CT Gen. Oblig. Series D, 5% 8/15/2031 (Assured Guaranty Inc Insured)	1,000,000	1,011,806
Bridgeport CT Gen. Oblig. Series D, 5% 8/15/2032 (Assured Guaranty Inc Insured)	3,090,000	3,125,305
Brookfield CT Series 2020, 2% 8/15/2035	365,000	326,256
Connecticut St Gen. Oblig. 2% 1/15/2038	320,000	261,009
Connecticut St Gen. Oblig. 3% 1/15/2039	5,500,000	5,274,824
Connecticut St Gen. Oblig. 3% 6/1/2039	1,400,000	1,322,664
Connecticut St Gen. Oblig. 3% 6/1/2040	3,380,000	3,136,500
Connecticut St Gen. Oblig. 4% 1/15/2034	400,000	431,902
Connecticut St Gen. Oblig. 5% 4/15/2030	2,500,000	2,646,799
Connecticut St Gen. Oblig. Series 2018 C, 5% 6/15/2031	725,000	769,896
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2035	2,000,000	2,146,741
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2036	2,300,000	2,460,343
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2032	335,000	340,946
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2034	3,000,000	3,016,189
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,850,000	1,848,972
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2036	9,130,000	9,035,225
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	2,875,000	2,817,833
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2038	1,000,000	960,913
Connecticut St Gen. Oblig. Series 2023 A, 5% 5/15/2027	900,000	931,404
Connecticut St Gen. Oblig. Series 2023 B, 5% 8/1/2027	1,835,000	1,910,163
Connecticut St Gen. Oblig. Series 2024 A, 5% 1/15/2029	2,000,000	2,159,954
Connecticut St Gen. Oblig. Series 2024 A, 5% 1/15/2030	1,335,000	1,475,930
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2028	2,000,000	2,115,195
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2029	1,855,000	2,009,823
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2030	2,500,000	2,772,136
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2029	1,625,000	1,767,772
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2030	1,000,000	1,112,827
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2031	1,000,000	1,135,945
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2032	1,250,000	1,444,926
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2033	500,000	586,745
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2034	500,000	593,903
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2035	1,000,000	1,180,099
Connecticut St Gen. Oblig. Series 2024 E, 5% 9/1/2031	3,000,000	3,430,047
Connecticut St Gen. Oblig. Series 2024 F, 5% 11/15/2031	2,500,000	2,869,432
Connecticut St Gen. Oblig. Series 2025 C, 5% 8/15/2041	4,800,000	5,507,642
Connecticut St Gen. Oblig. Series 2025 D, 5% 8/15/2030	8,000,000	8,957,411
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 3% 11/1/2033	1,000,000	1,003,671
Connecticut St Hr Ed Supp Loan 5% 11/15/2026 (Connecticut St Guaranteed) (e)	600,000	609,020
Connecticut St Hr Ed Supp Loan 5% 11/15/2027 (Connecticut St Guaranteed) (e)	610,000	627,592
Connecticut St Hr Ed Supp Loan 5% 11/15/2028 (Connecticut St Guaranteed) (e)	525,000	551,364
Connecticut St Hr Ed Supp Loan 5% 11/15/2029 (Connecticut St Guaranteed) (e)	490,000	518,682
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2026 (Connecticut St Guaranteed) (e)	400,000	406,126
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2027 (Connecticut St Guaranteed) (e)	665,000	687,421
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2028 (Connecticut St Guaranteed) (e)	1,020,000	1,072,849
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2029 (Connecticut St Guaranteed) (e)	1,080,000	1,153,321
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2030 (Connecticut St Guaranteed) (e)	1,075,000	1,162,522
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2031 (Connecticut St Guaranteed) (e)	750,000	820,981
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2032 (Connecticut St Guaranteed) (e)	725,000	791,964
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2033 (Connecticut St Guaranteed) (e)	540,000	592,040
Danbury CT Gen. Oblig. Series 2019 B, 2.25% 11/1/2032	50,000	47,641
East Lyme CT Gen. Oblig. 3% 7/15/2038	530,000	502,127
Hamden CT Gen. Oblig. Series 2017 A, 5% 8/15/2027 (Build America Mutual Assurance Co Insured)	1,000,000	1,036,810
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2031	1,000,000	1,063,415
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2032	1,250,000	1,328,050
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2033	1,000,000	1,060,833
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2034	1,000,000	1,059,215
Meriden CT Gen. Oblig. 3% 6/15/2035	1,165,000	1,163,724
Meriden CT Gen. Oblig. 3.25% 6/15/2036	565,000	567,470
Meriden CT Gen. Oblig. Series 2020 B, 2% 7/1/2036	680,000	575,062
Milford CT Gen. Oblig. 2% 11/1/2033	330,000	303,766
Milford CT Gen. Oblig. Series 2021 A, 2% 11/1/2035	1,285,000	1,136,302
Milford CT Gen. Oblig. Series 2021 A, 2% 11/1/2036	1,285,000	1,107,708
Naugatuck Conn Ctfs Partn (Naugatuck CT Proj.) Series 2021 A, 4% 8/15/2038 (e)	3,330,000	3,350,490
New Britain Conn Gen. Oblig. Series 2015A, 5% 3/1/2030 (Build America Mutual Assurance Co Insured)	600,000	601,210
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2032 (Assured Guaranty Inc Insured)	1,635,000	1,675,658
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2033 (Assured Guaranty Inc Insured)	1,900,000	1,945,887
New Britain Conn Gen. Oblig. Series 2020 A, 3% 9/1/2044 (Assured Guaranty Inc Insured)	1,985,000	1,682,064
New Haven CT Gen. Oblig. 5% 8/15/2028 (Assured Guaranty Inc Insured)	1,500,000	1,518,306
New Haven CT Gen. Oblig. 5% 8/15/2030 (Assured Guaranty Inc Insured)	1,000,000	1,011,433
New Haven CT Gen. Oblig. 5% 8/15/2034 (Assured Guaranty Inc Insured)	1,000,000	1,010,807
New Haven CT Gen. Oblig. 5% 8/15/2035 (Assured Guaranty Inc Insured)	1,000,000	1,010,230
New Haven CT Gen. Oblig. Series 2021 A, 4% 8/1/2032	950,000	997,295
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	400,000	454,466
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	550,000	620,479
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	300,000	336,262
New Haven CT Gen. Oblig. Series 2023, 5.25% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,900,000	2,076,997
New Haven CT Gen. Oblig. Series 2025, 5% 8/1/2028	2,000,000	2,120,550
Rocky Hill Conn Gen. Oblig. Series 2019, 3% 1/15/2036	1,225,000	1,213,312
South Windsor Conn 3% 2/1/2036	765,000	768,381
Stratford CT Gen. Oblig. Series 2018, 5% 1/1/2027 (Build America Mutual Assurance Co Insured)	1,990,000	2,038,636
University Connecticut (Connecticut St Proj.) Series 2018 A, 5% 4/15/2028	4,400,000	4,662,897
University Connecticut Series 2023 A, 5% 8/15/2029	1,500,000	1,643,925
University Connecticut Series 2023 A, 5% 8/15/2030	1,325,000	1,485,546
West Haven CT Gen. Oblig. Series 2017 A, 5% 11/1/2026	635,000	645,060
West Haven CT Gen. Oblig. Series 2017 B, 5% 11/1/2032	400,000	414,184
West Haven CT Gen. Oblig. Series 2021, 4% 9/15/2041	1,125,000	1,133,900
West Haven CT Gen. Oblig. Series 2024, 4% 2/15/2044 (Build America Mutual Assurance Co Insured)	300,000	300,338
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2027 (Build America Mutual Assurance Co Insured)	400,000	409,928
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2029 (Build America Mutual Assurance Co Insured)	500,000	536,814
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2031 (Build America Mutual Assurance Co Insured)	450,000	501,871
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2033 (Build America Mutual Assurance Co Insured)	450,000	517,085
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2035 (Build America Mutual Assurance Co Insured)	300,000	348,399
TOTAL GENERAL OBLIGATIONS		156,257,074
Health Care - 13.5%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (c)(d)	6,000,000	3,300,000
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2038	900,000	997,425
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2039	1,360,000	1,499,067
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2040	1,300,000	1,427,640
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5.25% 7/15/2048	1,190,000	1,260,436
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2029 (c)	1,055,000	1,097,501
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2030 (c)	275,000	285,866
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2034 (c)	695,000	716,681
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2039 (c)	2,600,000	2,637,648
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2050 (c)	1,000,000	941,091
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2040	1,250,000	1,256,275
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2045	1,800,000	1,711,209
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2021A, 3% 7/1/2039	5,000,000	4,535,040
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2026A, 5.5% 7/1/2051	7,000,000	7,588,770
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2038	250,000	251,835
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,365,000	1,214,037
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	310,000	312,065
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2029	1,290,000	1,368,975
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2026	1,175,000	1,179,001
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2027	700,000	711,176
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	2,600,000	2,625,299
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2040	3,300,000	3,308,446
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2042	1,750,000	1,706,142
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	6,000,000	5,516,350
TOTAL HEALTH CARE		47,447,975
Housing - 7.6%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 3.5% 5/15/2039 (e)	20,000	19,997
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 11/15/2026 (e)	840,000	851,751
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 11/15/2027 (e)	860,000	889,011
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 11/15/2028 (e)	225,000	236,544
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 5/15/2027 (e)	1,890,000	1,935,288
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 5/15/2028 (e)	615,000	640,877
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2018 E 1, 4.25% 5/15/2042	380,000	384,055
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 B 1, 4% 5/15/2049	1,420,000	1,452,835
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 F 1, 3.5% 11/15/2043	1,115,000	1,117,845
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2020A 2, 2.2% 5/15/2031 (e)	1,350,000	1,248,923
Conn St Hsg Fin Auth Series 2019 SUB E 1, 2.85% 11/15/2039	1,000,000	915,818
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	1,390,000	1,388,955
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 11/15/2028 (e)	580,000	609,758
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 5/15/2026 (e)	1,820,000	1,827,575
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 5/15/2027 (e)	800,000	819,170
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 5/15/2029 (e)	1,115,000	1,180,499
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2020C 1, 1.95% 11/15/2035	1,520,000	1,313,085
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021 A 1, 1.3% 5/15/2030	2,000,000	1,889,317
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021 A 1, 1.6% 5/15/2032	1,500,000	1,342,399
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021 A SUB A3, 1.6% 5/15/2032	2,240,000	2,004,650
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 3% 11/15/2038	1,230,000	1,171,576
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 3.5% 11/15/2051	660,000	663,951
Norwalk Conn Hsg Auth Multifamily Hsg Rev Series 2024, 3.05% tender 9/1/2058 (f)	3,000,000	3,016,000
TOTAL HOUSING		26,919,879
Special Tax - 10.6%
Connecticut St Spl Tax Oblig 5% 1/1/2028	1,600,000	1,684,245
Connecticut St Spl Tax Oblig 5% 1/1/2030	3,500,000	3,865,966
Connecticut St Spl Tax Oblig 5% 1/1/2031	3,410,000	3,847,862
Connecticut St Spl Tax Oblig 5% 1/1/2032	2,500,000	2,873,366
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2028	1,000,000	1,061,345
Connecticut St Spl Tax Oblig Series 2021 A, 5% 5/1/2035	1,000,000	1,118,181
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2041	12,800,000	14,579,027
Connecticut St Spl Tax Oblig Series 2025A, 5% 7/1/2034	3,000,000	3,570,044
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (c)	2,000,000	2,029,864
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2031 (c)	390,000	399,631
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2036 (c)	485,000	490,447
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2041 (c)	660,000	650,756
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (c)	1,225,000	1,067,056
TOTAL SPECIAL TAX		37,237,790
Transportation - 0.5%
State of Connecticut Bradley International Airport CFC Revenue (Bradly Intl Airport Conrac Proj.) Series 2019 A, 4% 7/1/2049 (e)	2,000,000	1,776,308
Water & Sewer - 0.0%
Greater New Haven Wtr Poll Ctl Auth CT Regl Wstwtr Sys Rev Series 2005 A, 5% 8/15/2035 (National Public Finance Guarantee Corporation Insured)	10,000	10,014
TOTAL CONNECTICUT		309,609,719
Guam - 1.6%
Special Tax - 1.2%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2030	655,000	705,601
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2031	1,045,000	1,143,312
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2033	2,195,000	2,460,996
TOTAL SPECIAL TAX		4,309,909
Water & Sewer - 0.4%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2033	1,215,000	1,379,537
TOTAL GUAM		5,689,446
Puerto Rico - 0.8%
General Obligations - 0.5%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	863,283	638,208
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	310,000	331,125
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	735,000	816,300
TOTAL GENERAL OBLIGATIONS		1,785,633
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (b)	945,000	794,254
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	335,000	349,614
TOTAL PUERTO RICO		2,929,501
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2031	555,000	614,131
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2037	870,000	997,088
TOTAL VIRGIN ISLANDS		1,611,219
TOTAL MUNICIPAL SECURITIES (Cost $318,738,899)		319,839,885

Money Market Funds - 7.9%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $27,966,371)	1.91	27,960,778	27,966,371

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $346,705,270)	347,806,256
NET OTHER ASSETS (LIABILITIES) - 1.2%	4,393,553
NET ASSETS - 100.0%	352,199,809

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,966,155 or 4.0% of net assets.

(d)	Level 3 security.
(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	25,352,713	10,352,142	7,738,484	135,008	-	-	27,966,371	27,960,778	0.6%
Total	25,352,713	10,352,142	7,738,484	135,008	-	-	27,966,371

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.